Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable And Accrued Liabilities Details
Balance, December 31, 2016 and 2015
Add:
Excess of subscription price over fair value of flow through common shares	57
Foreign currency translation adjustment	4
Less:
Income tax recovery	(7)
Balance, December 31, 2017	$ 54